Investment of associates - Summary of Activity Related of Investment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue From Investments In Associates [Roll Forward]
Initial recognition of investment in associates	$ 0	$ 9,608	$ 29,400
Recognized share of losses in Polestar Times Technology	(49,145)
Unrecognized Amounts From Investments With Associates [Roll Forward]
Recognized share of losses in Polestar Times Technology	49,145
Polestar Technology
Revenue From Investments In Associates [Roll Forward]
Beginning balance	0	0
Initial recognition of investment in associates	54,092	14,508
Elimination of effects of downstream sales	(4,947)	(9,538)
Recognized share of losses in Polestar Times Technology	(49,145)	(4,970)
Ending balance	0	0	0
Unrecognized Amounts From Investments With Associates [Roll Forward]
Unrecognized losses in Polestar technology	(65,988)	(1,407)
Recognized share of losses in Polestar Times Technology	49,145	4,970
Additional unrecognized share of losses in Polestar Technology	(9,180)	(64,581)
Unrecognized losses in Polestar technology	$ (26,023)	$ (65,988)	$ (1,407)